Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Certain Equity Awards

Our policies and practices regarding the granting of equity awards are designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees. The Company regularly reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its shareholders.

When deciding whether to grant stock options and/or stock appreciation rights to executive officers, the Company generally considers whether it possesses MNPI and, if so, when that MNPI will be disclosed publicly. As of 2025, these decisions are generally made in May. The Company does not time the granting of stock options and/or stock appreciation rights to executive officers for the purpose of affecting the value of executive compensation.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market

price of the securities underlying the

award between the trading day ending

immediately prior to the disclosure of

material nonpublic information and the

trading day beginning immediately

following the disclosure of material

nonpublic information

Michael Benstock	2/12/2024	73,571	$13.84	$3.80	7.56%
Michael W. Koempel	2/12/2024	17,232	$13.84	$3.80	7.56%

Award Timing Method	When deciding whether to grant stock options and/or stock appreciation rights to executive officers, the Company generally considers whether it possesses MNPI and, if so, when that MNPI will be disclosed publicly. As of 2025, these decisions are generally made in May. The Company does not time the granting of stock options and/or stock appreciation rights to executive officers for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award

Percentage change in the closing market

price of the securities underlying the

award between the trading day ending

immediately prior to the disclosure of

material nonpublic information and the

trading day beginning immediately

following the disclosure of material

nonpublic information

Michael Benstock	2/12/2024	73,571	$13.84	$3.80	7.56%
Michael W. Koempel	2/12/2024	17,232	$13.84	$3.80	7.56%

Michael Benstock [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael Benstock
Underlying Securities	73,571
Exercise Price | $ / shares	$ 13.84
Fair Value as of Grant Date | $	$ 3.8
Underlying Security Market Price Change	0.0756
Michael W. Koempel [Member]
Awards Close in Time to MNPI Disclosures
Name	Michael W. Koempel
Underlying Securities	17,232
Exercise Price | $ / shares	$ 13.84
Fair Value as of Grant Date | $	$ 3.8
Underlying Security Market Price Change	0.0756